DEFINED CONTRIBUTION PENSION PLAN	12 Months Ended
Dec. 31, 2012
DEFINED CONTRIBUTION PENSION PLAN [Abstract]
DEFINED CONTRIBUTION PENSION PLAN

NOTE 10. - DEFINED CONTRIBUTION PENSION PLAN

The Company maintains qualified Employee savings plans (the "401(k) Plans") which qualify as deferred salary arrangements under Section 401(k) of the Internal Revenue Code which covers all employees. Employees generally become eligible to participate in the Plan immediately following the employee's hire date. Employees may contribute a percentage of their earnings, subject to the limitations of the Internal Revenue Code. Commencing July 1, 2011, the Company matched up to 1% of the employee's earnings. The total matching contributions for 2012 were approximately $33,000 ($25,000 -2011).